Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011 (in thousands, except for per share amounts). In the opinion of management, the information for the interim periods presented includes all adjustments, which are of a normal and recurring nature, necessary to present a fair presentation of the results for each such periods.

	December 31, 2012
	First Quarter	Second Quarter		Third Quarter		Fourth Quarter
Revenues	$71,565	$70,804		$70,168		$70,315
Operating income	$36,700	$33,198	(1)	$34,892	(2)	$27,890	(1) (3)
Net income	$9,803	$6,755	(1)	$7,204	(2)	$1,635	(1) (3)
Basic and diluted net income per common share	$0.05	$0.03		$0.03		$0.01
Distributions declared per common share	$0.16	$0.16		$0.16		$0.15

	December 31, 2011
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Revenues	$69,815		$69,376		$69,271		$70,883
Operating income	$35,229		$33,729		$35,002		$36,445
Net income	$16,735	(4)	$14,927	(4)	$12,952	(5)	$9,195
Basic and diluted net income per common share	$0.08		$0.07		$0.06		$0.04
Distributions declared per common share	$0.15		$0.16		$0.16		$0.16

(1)	Operating and net income for the second and fourth quarters of 2012 include impairments of real estate assets of $2.0 million and $3.7 million, respectively.

(2)	Operating and net income for the third quarter of 2012 include an impairment of the investment in unconsolidated joint venture of $1.2 million.

(3)	Operating and net income for the fourth quarter of 2012 include Merger related expenses of $3.9 million.

(4)	Net income for the first and second quarters of 2011 includes a gain on the sale of marketable securities of $7.9 million and $7.7 million, respectively.

(5)	Net income for the third quarter of 2011 includes a gain on the sale of unconsolidated joint venture interest of $5.1 million.